Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions													3 Months Ended	11 Months Ended	12 Months Ended
		Aug. 02, 2019 JPY (¥) Subsidiaries	May 01, 2019	Apr. 29, 2019 JPY (¥) ¥ / shares		Apr. 29, 2019 IDR (Rp)	Aug. 03, 2018 JPY (¥)		Aug. 03, 2018 IDR (Rp) shares Rp / shares	Dec. 29, 2017 JPY (¥)		Dec. 29, 2017 IDR (Rp) shares Rp / shares	Feb. 18, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2021 JPY (¥) Offices	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Apr. 29, 2019 Rp / shares	Aug. 03, 2018 shares ¥ / shares		Dec. 29, 2017 shares ¥ / shares		Dec. 26, 2017
Business Developments [Line Items]
Goodwill, recorded on acquisition														¥ 517,626	¥ 370,852	¥ 517,626	¥ 433,891
Remeasurement profits																41,218
Revenue															1,519,884	1,921,086	2,261,068
Net income (loss)															1,117,298	¥ 305,955	¥ 718,645
Goodwill purchase accounting adjustments															¥ 1,105
Customer Relationships [Member]
Business Developments [Line Items]
Weighted average amortization period, in years															21 years	17 years
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions																							73.80%
Number of offices in Indonesia | Offices															900
Description of strategic investment															was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage			94.10%	94.00%		94.00%	40.00%		40.00%	19.90%		19.90%
Additional equity interests acquired, in percentage				54.00%		54.00%	20.10%		20.10%
Price per share paid | (per share)				¥ 77	[1]				Rp 8,921			Rp 8,323						Rp 9,590	¥ 69	[2]	¥ 70	[3]
Investment amount paid				¥ 397,000		Rp 50,000	¥ 132,300	[2]	Rp 17,187	¥ 133,000	[3]	Rp 15,875
Description of Calculation basis							a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.	a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio | shares									2.0			2.0							2.0		2.0
Goodwill, recorded on acquisition				254,271
Intangible assets, recorded on acquisition	[4]			¥ 146,899
Weighted average amortization period, in years				10 years 1 month 6 days		10 years 1 month 6 days
Noncontrolling interests, recorded on acquisition														51,314		¥ 51,314
Equity interest remeasured to fair value														271,830
Remeasurement profits														41,218
Acquisition-related costs																869
Revenue														119,331
Total assets				¥ 1,728,480
Total liabilities				¥ 1,242,115
Exchange rate of IDR				0.0080					0.0077			0.0084							0.0077		0.0084
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition				¥ 79,552
Weighted average amortization period, in years				13 years 2 months 12 days		13 years 2 months 12 days
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality															¥ 1,068,906
Gross contractual amounts receivable for loans															1,082,422
Gross contractual amounts receivable for loans not expected to be collected															¥ 34,363
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Danamon and Subsidiaries [Member]
Business Developments [Line Items]
Net income (loss)														¥ (4,553)
MUFG Bank's Acquisition of Shares in Bank Nusantara Parahyangan in Indonesia [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage				99.90%		99.90%
Additional equity interests acquired, in percentage				92.10%		92.10%
Price per share paid | (per share)				¥ 33	[1]													Rp 4,088
Investment amount paid				¥ 24,100		Rp 3,000
Exchange rate of IDR				0.0080
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Payment in cash		¥ 312,225
Equity interest after acquisition, in aggregated percentage		100.00%
Goodwill, recorded on acquisition		¥ 177,065
Intangible assets, recorded on acquisition		¥ 105,973
Weighted average amortization period, in years		18 years 8 months 12 days
Number of subsidiaries acquired | Subsidiaries		9
Acquisition-related costs		¥ 3,775
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 100,862
Weighted average amortization period, in years		18 years
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 105,973
Total assets		197,867
Cash and bank deposits		42,019
Total liabilities		68,519
Accrued bonuses		¥ 18,769
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | First Sentier Investors [Member]
Business Developments [Line Items]
Revenue																38,508
Net income (loss)																¥ (734)
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Payment in cash													¥ 555,000
Goodwill, recorded on acquisition													32,591
Total assets													522,797
Total liabilities													¥ 138

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0080
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[3]	Calculated based on the exchange rate of IDR1 = ¥0.0084
[4]	Intangible assets with a weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with a weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with a weighted average amortization period of 10.1 years.